Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations

The following table presents the projected benefit obligation, fair value of plan assets, the funded status and the accumulated benefit obligation for the Domestic Plan, the U.K. Plan and the International Plans:

	Domestic Plan		U.K. Plan		International Plans
	2013	2012	2013	2012	2013	2012
			(in millions)
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	$491	$449	$365	$312	$125	$119
Service cost	—	—	5	5	3	4
Interest cost	18	21	16	16	4	5
Employee contributions	—	—	2	2	—	—
Actuarial loss (gain)	(51)	43	(3)	28	(6)	9
Settlements and curtailments	—	—	—	—	(2)	—
Effect of foreign exchange rates	—	—	8	14	(4)	(2)
Benefits paid	(45)	(22)	(13)	(12)	(8)	(10)
Other(1)	11	—	—	—	—	—

Benefit obligation at end of year	$424	$491	$380	$365	$112	$125

Change in Plan Assets:
Fair value of plan assets at beginning of year	$273	$249	$363	$318	$85	$83
Actual return on plan assets, net of expenses	32	31	20	34	9	4
Employer contribution	40	15	5	7	6	10
Employee contributions	—	—	2	2	—	—
Effect of foreign exchange rates	—	—	8	14	(4)	(2)
Benefits paid	(45)	(22)	(13)	(12)	(7)	(10)
Settlements	—	—	—	—	(2)	—
Other(1)	20	—	—	—	—	—

Fair value of plan assets at end of year	320	273	385	363	87	85

Funded status at end of year (overfunded/(underfunded))	(104)	(218)	5	(2)	(25)	(40)

Accumulated benefit obligation	$424	$491	$380	$365	$112	$125

(1)	Includes projected benefit obligations of $11 million and plan assets of $20 million related to certain employees of former Hilton affiliates that were assumed during the year ended December 31, 2013.

Schedule of Amounts Recognized in Balance Sheet

Amounts recognized in the consolidated balance sheets consisted of:

	Domestic Plan		U.K. Plan		International Plans
	2013	2012	2013	2012	2013	2012
	(in millions)
Non-current asset	$2	$—	$8	$—	$5	$3
Current liability	—	—	—	—	(1)	(1)
Non-current liability	(106)	(218)	(3)	(2)	(29)	(42)

Net amount recognized	$(104)	$(218)	$5	$(2)	$(25)	$(40)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Amounts recognized in accumulated other comprehensive loss consisted of:

	Domestic Plan			U.K. Plan			International Plans
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(in millions)
Net actuarial loss (gain)	$(67)	$29	$8	$—	$17	$21	$(12)	$9	$2
Prior service cost (credit)	(12)	(4)	(4)	3	16	3	—	—	(4)
Amortization of net loss (gain)	(3)	1	(4)	(4)	(3)	(1)	(2)	(1)	(2)

Net amount recognized	$(82)	$26	$—	$(1)	$30	$23	$(14)	$8	$(4)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year

The estimated unrecognized net losses and prior service cost (credit) that will be amortized into net periodic pension cost over the next fiscal year were as follows:

	Domestic Plan			U.K. Plan			International Plans
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(in millions)
Unrecognized net losses	$1	$4	$6	$1	$4	$3	$1	$1	$1
Unrecognized prior service cost (credit)	4	4	4	—	(3)	(16)	—	—	—

Amount unrecognized	$5	$8	$10	$1	$1	$(13)	$1	$1	$1

Schedule of Net Periodic Pension Cost (Credit)

The components of net periodic pension cost (credit) for the Domestic Plan, U.K. Plan and International Plans were as follows:

	Six Months Ended June 30,
	2014			2013
	Domestic Plan	U.K. Plan	International Plans	Domestic Plan	U.K. Plan	International Plans
	(in millions)
Service cost	$4	$—	$2	$2	$2	$1
Interest cost	8	9	2	9	8	2
Expected return on plan assets	(9)	(12)	(2)	(10)	(11)	(2)
Amortization of prior service cost (credit)	2	—	—	2	(1)	—
Amortization of net loss	1	—	—	2	2	1
Settlement losses	1	—	—	—	—	1

Net periodic pension cost (credit)	$7	$(3)	$2	$5	$—	$3

The net periodic pension cost was as follows:

	Domestic Plan			U.K. Plan			International Plans
	2013	2012	2011	2013	2012	2011	2013	2012	2011
	(in millions)
Service cost	$4	$—	$—	$5	$5	$4	$4	$4	$4
Interest cost	17	21	23	17	16	17	4	5	5
Expected return on plan assets	(18)	(17)	(17)	(23)	(21)	(21)	(4)	(4)	(4)
Amortization of prior service cost (credit)	4	4	4	(3)	(16)	(3)	—	—	—
Amortization of net loss (gain)	3	(1)	4	4	3	1	1	1	1

Net periodic pension cost (credit)	10	7	14	—	(13)	(2)	5	6	6
Settlement losses	—	—	—	—	—	—	—	—	1

Net pension cost (credit)	$10	$7	$14	$—	$(13)	$(2)	$5	$6	$7

Schedule of Assumptions Used

The weighted-average assumptions used to determine benefit obligations were as follows:

	Domestic Plan		U.K. Plan		International Plans
	2013	2012	2013	2012	2013	2012
Discount rate	4.7%	3.9%	4.7%	4.7%	4.3%	3.8%
Salary inflation	N/A	N/A	1.9%	1.9%	2.3%	2.2%
Pension inflation	N/A	N/A	3.0%	2.8%	1.9%	2.0%

The weighted-average assumptions used to determine net periodic pension cost (credit) were as follows:

	Domestic Plan			U.K. Plan			International Plans
	2013	2012	2011	2013	2012	2011	2013	2012	2011
Discount rate	3.9%	4.9%	5.4%	4.7%	5.0%	5.7%	3.8%	4.6%	5.0%
Expected return on plan assets	7.5%	6.8%	6.8%	6.5%	6.5%	6.5%	6.3%	6.2%	6.2%
Salary inflation	N/A	N/A	N/A	1.9%	1.7%	2.6%	2.2%	2.8%	3.3%
Pension inflation	N/A	N/A	N/A	2.8%	2.9%	3.0%	2.0%	1.8%	1.8%

Schedule of Fair Value Of Pension Assets

The following table presents the fair value hierarchy of total plan assets measured at fair value by asset category. The fair value of Level 2 assets were based on available market pricing information of similar financial instruments.

	December 31, 2013
	Domestic Plan			U.K. Plan			International Plans
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$—	$—	$10	$—	$—
Equity funds	70	—	—	—	—	—	5	9	—
Debt securities	10	97	—	—	—	—	—	—	—
Bond funds	—	—	—	—	—	—	—	16	—
Real estate funds	—	—	—	—	—	—	—	1	—
Common collective trusts	—	143	—	—	385	—	—	45	—
Other	—	—	—	—	—	—	—	1	—

Total	$80	$240	$—	$—	$385	$—	$15	$72	$—

	December 31, 2012
	Domestic Plan			U.K. Plan			International Plans
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(in millions)
Cash and cash equivalents	$—	$—	$—	$—	$—	$—	$12	$—	$—
Equity funds	54	—	—	—	—	—	4	9	—
Debt securities	16	103	—	—	—	—	—	—	—
Bond funds	—	—	—	—	—	—	—	15	—
Common collective trusts	—	100	—	—	363	—	—	44	—
Other	—	—	—	—	—	—	—	1	—

Total	$70	$203	$—	$—	$363	$—	$16	$69	$—

Schedule of Expected Benefit Payments

As of December 31, 2013, the benefits expected to be paid in the next five years and in the aggregate for the five years thereafter were as follows:

	Domestic Plan	U.K. Plan	International Plans
	(in millions)
Year
2014	$87	$14	$11
2015	26	14	9
2016	25	14	9
2017	25	14	8
2018	25	15	8
2019 - 2023	125	76	43

	$313	$147	$88

Schedule of Multiemployer Plans

Certain employees are covered by union sponsored multi-employer pension plans pursuant to agreements between us and various unions. Our participation in these plans is outlined in the table below:

	EIN/ Pension Plan Number	Pension Protection Act Zone Status		Contributions

Pension Fund		2013	2012	2013	2012	2011
				(in millions)
New York Hotel Trades Council & Hotel Association of New York City, Inc. Pension Fund	13-1764242	Pending	Yellow	$14	$13	$13
Other plans				12	11	9

Total contributions				$26	$24	$22